Stockholders' Equity: (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Apr. 26, 2018	Dec. 31, 2017	Apr. 26, 2017
Issued capital	$ 7,767,276		$ 7,767,276
Legal Reserve, Percentage of Allocation from Net Income	5.00%
Capital redemption reserve	$ 9,862,262		7,052,635
Dividend payables		$ 2,034,000		$ 1,848,000
Dividend Declared, Tax on Dividends, Percentage	42.86%
Retained earnings	$ 9,919,989		9,949,654
Additional paid-in capital	$ 41,606,425		39,689,426
Capital Stock Issued And Outstanding Reserve	20.00%
Fixed Capital Shares [member]
Issued capital	$ 1,000		1,000
Variable Capital Shares [member]
Issued capital	$ 7,767,276		$ 7,767,276